                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment  [   ] ;  Amendment Number: ___
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:        Fort Washington Investment Advisors, Inc.
             -----------------------------------------
Address:     420 East Fourth Street
             ----------------------
             Cincinnati, OH  45202
             ---------------------


Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -----------------
Title:    President
          ---------
Phone:    (513) 361-7610
          --------------

Signature, Place, and Date of Signing:


_____/s/ William F. Ledwin ____         Cincinnati, OH                 8/7/2003
[Signature]                             ---------------                  [Date]
                                        [City, State]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     92,991,072

Form 13F Information Table Value Total:     3,104,997,715

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


         No.               Form 13F File Number               Name

         NONE

Page 1 of 6     FORM 13F        NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.                     6/30/2003
                                                  Item 4:      Item 5:            Item 6:              Item 7:          Item 8:
          Item 1:        Item 2:    Item 3:        Fair       Shares or    Investment Discretion      Managers     Voting Authority
      Name of Issuer    Title of     CUSIP        Market     Principal   -------------------------      See             Shares
                         Class     Number        Value        Amount     (a)   b) Shared     (c)       Instr.  ---------------------
                                                                        sole  as Defined   Shared        V.    (a) Sole   (b)   (c)
                                                                               in Instr. V.  Other                      Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Ltd         Cl A    G4776G101    23,688,487     500,602    X                                    500,602
Noble Corp                 SHS     G65422100       893,515      26,050    X                                     26,050
Transocean Inc             ord     G90078109    11,358,336     516,993    X                                    516,993
Weatherford
  International Ltd        com     G95089101     1,946,255      46,450    X                                     46,450
Flextronics Intl Ltd       ord     Y2573F102     9,940,979     953,114    X                                    953,114
AOL Time Warner            com     00184A105    11,909,384     740,173    X                                    740,173
Affiliated Computer
  Services                CL A     008190100     2,892,423      63,250    X                                     63,250
Alcoa Inc.                 com     013817101    11,913,830     467,209    X                                    467,209
Alltel Corp                com     020039103    15,757,187     326,777    X                                    326,777
Altria Group Inc           com     02209S103       488,253      10,745    X                                     10,745
American Intl. Group
  Inc                      com     026874107     2,118,774      38,398    X                                     38,398
Amgen Inc.                 com     031162100     2,949,101      44,724    X                                     44,724
Amsouth Bancorp            com     032165102       279,552      12,800    X                                     12,800
Analog Devices             com     032654105     8,263,831     237,330    X                                    237,330
Anheuser Busch Cos.
  Inc.                     com     035229103    22,144,316     433,777    X                                    433,777
Anthem Inc                 com     03674B104       841,707      10,910    X                                     10,910
Apollo Group Inc           Cl A    037604105       208,575       3,375    X                                      3,375
Applied Materials          com     038222105     1,354,320      85,500    X                                     85,500
Aradigm Corp.              com     038505103        32,220      18,000    X                                     18,000
Astrazeneca PLC         sponsored
                           ADR     046353108     4,321,620     106,000    X                                    106,000
Automatic Data
  Processing               com     053015103       104,966       3,100    X                                      3,100
Automatic Data
  Processing               com     053015103    18,047,380     533,000           X                         1               533,000
Bisys Group Inc.           com     055472104     1,153,636      62,800    X                                     62,800
BP P.L.C.               sponsored
                           ADR     055622104       460,623      10,962    X                                     10,962
Baker Hughes Inc           com     057224107     8,131,493     242,225    X                                    242,225
Bank of America Corp.      com     060505104    23,924,199     302,723    X                                    302,723
Bank of New York Inc.      com     064057102     2,846,566      99,011    X                                     99,011
Bank of New York Inc.      com     064057102    93,638,290   3,256,984           X                         1             3,256,984
Banc One Corp.             com     06423A103       307,292       8,265    X                                      8,265
Bed Bath & Beyond          com     075896100       222,244       5,725    X                                      5,725
Bellsouth Corp             com     079860102       637,176      23,927    X                                     23,927
Bristol Myers Squibb       com     110122108    14,221,116     523,798    X                                    523,798
CIT Corp                   com     125581108     6,655,500     270,000    X                                    270,000
                                              ------------  ----------                                   ---  ---------  ---------
COLUMN TOTALS:                                 303,653,144   9,984,697                                     2  6,194,713  3,789,984
                                              ------------  ----------                                   ---  ---------  ---------

Page 2 of 6     FORM 13F        NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.                     6/30/2003
                                                  Item 4:      Item 5:            Item 6:              Item 7:          Item 8:
          Item 1:        Item 2:    Item 3:        Fair       Shares or    Investment Discretion      Managers     Voting Authority
      Name of Issuer    Title of     CUSIP        Market     Principal   -------------------------      See             Shares
                         Class     Number        Value        Amount     (a)   b) Shared     (c)       Instr.  ---------------------
                                                                        sole  as Defined   Shared        V.    (a) Sole   (b)   (c)
                                                                               in Instr. V.  Other                      Shared None
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                  com     126408103       223,749       7,436    X                                      7,436
CVS Corporation            com     126650100    15,779,825     562,962    X                                    562,962
Cardinal Health            com     14149Y108     9,044,952     140,668    X                                    140,668
Caterpillar Inc Del        com     149123101    12,987,092     233,329    X                                    233,329
Charter One Financial      com     160903100    15,260,256     489,425    X                                    489,425
Checkfree Corp New         com     162813109    13,730,192     490,364           X                         1               490,364
ChevronTexaco Corp         com     166764100    16,347,235     226,416    X                                    226,416
ChevronTexaco Corp         com     166764100    19,349,600     268,000           X                                         268,000
Chubb Corp                 com     171232101    15,358,560     255,976    X                                    255,976
Cincinnati Bell Inc.
  New                      com     171871106        34,840       5,200    X                                      5,200
Cincinnati Bell Inc.
  New                      com     171871106    29,161,114   4,352,405           X                         1             4,352,405
Cincinnati Financial
  Corp                     com     172062101     3,436,534      92,779    X                                     92,779
Cincinnati Financial
  Corp                     com     172062101   190,292,518   5,137,487           X                         1             5,137,487
Cinergy                    com     172474108    12,877,457     350,026    X                                    350,026
Cisco Systems Inc.         com     17275R102     4,133,866     246,210    X                                    246,210
Cintas Corporation         com     172908105       215,592       6,085    X                                      6,085
Cintas Corporation         com     172908105    58,145,945   1,641,150           X                         1             1,641,150
Citigroup                  com     172967101    22,959,974     536,448    X                                    536,448
Colgate Palmolive          com     194162103     1,708,077      29,475    X                                     29,475
Comcast Corp. New        CL A Spl  20030N200     2,379,809      82,025    X                                     82,025
Conagra Inc                com     205887102       783,520      33,200    X                                     33,200
ConocoPhillips             com     20825C104    21,175,563     386,415    X                                    386,415
Convergys Corporation      com     212485106        84,800       5,300    X                                      5,300
Convergys Corporation      com     212485106   118,587,072   7,411,692           X                         1             7,411,692
DTE Energy Co.             com     233331107     1,700,160      44,000    X                                     44,000
Darden Restaurants         com     237194105    13,341,137     702,905    X                                    702,905
Dell Computer Corp.        com     247025109     2,196,164      68,975    X                                     68,975
Diageo P.L.C.           spons ADR
                           New     25243Q205       245,056       5,600    X                                      5,600
Dominion Resources
  Inc/VA New               com     25746U109    20,935,695     325,746    X                                    325,746
Dow Chemical               com     260543103       250,250       8,083    X                                      8,083
Du Pont de Nemours Co.     com     263534109    13,525,255     324,814    X                                    324,814
Emerson Electric           com     291011104       937,174      18,340    X                                     18,340
Equity Office Properties
  Trust                    com     294741103       286,306      10,600    X                                     10,600
                                               -----------  ----------                                    -- ---------  ----------
COLUMN TOTALS:                                 637,475,341  24,499,536                                     5 5,198,438  19,301,098
                                               -----------  ----------                                    -- ---------- ----------

Page 3 of 6     FORM 13F        NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.                     6/30/2003
                                                  Item 4:      Item 5:            Item 6:              Item 7:          Item 8:
          Item 1:        Item 2:    Item 3:        Fair       Shares or    Investment Discretion      Managers     Voting Authority
      Name of Issuer    Title of     CUSIP        Market     Principal   -------------------------      See             Shares
                         Class     Number        Value        Amount     (a)   b) Shared     (c)       Instr.  ---------------------
                                                                        sole  as Defined   Shared        V.    (a) Sole   (b)   (c)
                                                                               in Instr. V.  Other                      Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation    com     30231G102    15,394,654     428,701    X                                    428,701
Exxon Mobil Corporation    com     30231G102    17,919,090     499,000           X                         1               499,000
Federal Home Loan Mtg.
  Corp.                    com     313400301    11,371,921     223,989    X                                    223,989
Federal Natl Mtg Assoc.    com     313586109    17,904,713     265,491    X                                    265,491
Federated Dept Stores
  Inc Del                  com     31410H101     8,873,885     240,811    X                                    240,811
Fifth Third Bancorp        com     316773100    10,484,260     182,589    X                                    182,589
Fifth Third Bancorp        com     316773100 1,183,268,191  20,607,248           X                         1            20,607,248
First Data Corp            com     319963104     1,483,552      35,800    X                                     35,800
First Virginia Banks
  Inc                      com     337477103       291,060       6,750    X                                      6,750
Firstmerit Corp.           com     337915102       239,400      10,500    X                                     10,500
Forest Laboratories Inc    com     345838106     1,623,338      29,650    X                                     29,650
Gannett Co.                com     364730101       675,928       8,800    X                                      8,800
General Electric Co.       com     369604103    16,375,162     570,961    X                                    570,961
Genesis Health Venture
  Inc N                    com     37183F107     3,728,090     211,703    X                                    211,703
GlaxoSmithKline P.L.C.  sponsored
                           ADR     37733W105       287,185       7,084    X                                      7,084
Goldman Sachs              com     38141G104     1,520,063      18,150    X                                     18,150
Great Plains Energy Inc    com     391164100     3,263,440     113,000    X                                    113,000
HCA Inc                    com     404119109    10,379,678     323,960    X                                    323,960
Health Management Assoc.
  New                      CL A    421933102       594,090      32,200    X                                     32,200
H J Heinz Co               com     423074103       231,025       7,005    X                                      7,005
Hewlett Packard            com     428236103    23,283,073   1,093,102    X                                  1,093,102
Home Depot, Inc.           com     437076102    28,338,002     855,616    X                                    855,616
Huntington Bancshares
  Inc                      com     446150104       245,826      12,600    X                                     12,600
Illinois Tool Works        com     452308109       563,676       8,560    X                                      8,560
Intel Corp.                com     458140100    14,305,148     687,417    X                                    687,417
Int'l. Business Machines   com     459200101     9,488,408     115,011    X                                    115,011
International Paper Co     com     460146103    11,483,801     321,405    X                                    321,405
iShares Cohen & Steers
  Realty                  Cohen
                        & StRlty   464287564     1,130,850      12,600    X                                     12,600
J P Morgan Chase & Co      com     46625H100    18,100,839     529,574    X                                    529,574
Jefferson Pilot Corp.      com     475070108       339,972       8,200    X                                      8,200
Johnson & Johnson          com     478160104     5,520,268     106,775    X                                    106,775
Keycorp New                com     493267108       207,214       8,200    X                                      8,200
Kimberly Clark             com     494368103    24,330,662     466,641    X                                    466,641
Kohls Corp                 com     500255104     1,636,453      31,850    X                                     31,850
                                             -------------  ----------                                    -- ---------  ----------
COLUMN TOTALS:                               1,444,882,916  28,080,943                                     2 6,974,695  21,106,248
                                             -------------  ----------                                    -- ---------  ----------
Lanvision Systems          com     516555109        69,300      35,000    X                                     35,000
Lehman Brothers
  Holdings Inc             com     524908100    10,470,002     157,491    X                                    157,491

Page 4 of 6     FORM 13F        NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.                     6/30/2003
                                                  Item 4:      Item 5:            Item 6:              Item 7:          Item 8:
          Item 1:        Item 2:    Item 3:        Fair       Shares or    Investment Discretion      Managers     Voting Authority
      Name of Issuer    Title of     CUSIP        Market     Principal   -------------------------      See             Shares
                         Class     Number        Value        Amount     (a)   b) Shared     (c)       Instr.  ---------------------
                                                                        sole  as Defined   Shared        V.    (a) Sole   (b)   (c)
                                                                               in Instr. V.  Other                      Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl New           CL A    529771107    24,231,506     342,398    X                                    342,398
Liberty Media Corp  New    com
                          Ser A    530718105       116,305      10,061    X                                     10,061
Eli Lily & Co              com     532457108     3,174,344      46,025    X                                     46,025
Lincoln National Corp.     com     534187109    17,280,479     484,998    X                                    484,998
Lowes Co. Inc.             com     548661107     1,285,064      29,920    X                                     29,920
Luxottica Grp SPA       sponsored
                           adr     55068R202       380,860      27,400    X                                     27,400
MAF Bancorp Inc            com     55261R108       574,214      15,490    X                                     15,490
Magna International        CL A    559222401    15,307,019     227,546    X                                    227,546
Marathon Oil Co            com     565849106       224,924       8,536    X                                      8,536
Masco Corp                 com     574599106    23,210,749     973,197    X                                    973,197
McCormick & Co. Inc        com
                         non vtg   579780206       548,760      20,175    X                                     20,175
McDonalds Corporation      com     580135101    25,510,250   1,156,403    X                                  1,156,403
Medtronic, Inc.            com     585055106     2,639,550      55,025    X                                     55,025
Merck & Co., Inc.          com     589331107    24,565,438     405,705    X                                    405,705
Microsoft Corp.            com     594918104     5,301,583     206,770    X                                    206,770
Midwest Banc Holdings
  Inc                      com     598251106       330,140      17,000    X                                     17,000
Newell Rubbermaid Inc      com     651229106     8,037,848     287,066    X                                    287,066
Nisource Inc               com     65473P105       736,744      38,776    X                                     38,776
Nortel Networks Corp
  New                      com     656568102       103,410      38,300    X                                     38,300
North Fork Bancorp  NY     com     659424105       243,529       7,150    X                                      7,150
Ohio Casualty              com     677240103    18,738,028   1,417,400           X                         1             1,417,400
Omnicare Inc 5%
  12/1/07                  SDCV
                         5% 12/0   681904AD0     4,110,356   4,015,000    X                                  4,015,000
Oracle Corp                com     68389X105       260,017      21,650    X                                     21,650
PNC Financial Svcs
  Group Inc                com     693475105       593,236      12,154    X                                     12,154
PPG Industries Inc.        com     693506107       268,922       5,300    X                                      5,300
PepsiCo, Inc.              com     713448108     2,141,785      48,130    X                                     48,130
Pfizer Inc.                com     717081103    30,662,261     897,870    X                                    897,870
Piedmont Natural Gas Co    com     720186105       294,956       7,600    X                                      7,600
Pinnacle West Cap Corp     com     723484101       288,365       7,700    X                                      7,700
Pitney Bowes Inc           com     724479100       299,598       7,800    X                                      7,800
Procter & Gamble           com     742718109     4,703,442      52,741    X                                     52,741
Progress Energy            com     743263105       294,130       6,700    X                                      6,700
                                               -----------  ----------                                    --  ---------  ---------
COLUMN TOTALS:                                 226,997,116  11,090,477                                     1  9,673,077  1,417,400
                                               -----------  ----------                                    --  ---------  ---------
Provident Financial Grou   com     743866105       308,356      11,975    X                                     11,975
Puget Energy Inc New       com     745310102     2,148,300      90,000    X                                     90,000
QLogic Corp                com     747277101     1,763,172      36,550    X                                     36,550
RPM International Inc      com     749685103       217,250      15,800    X                                     15,800

Page 5 of 6     FORM 13F        NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.                     6/30/2003
                                                  Item 4:      Item 5:            Item 6:              Item 7:          Item 8:
          Item 1:        Item 2:    Item 3:        Fair       Shares or    Investment Discretion      Managers     Voting Authority
      Name of Issuer    Title of     CUSIP        Market     Principal   -------------------------      See             Shares
                         Class     Number        Value        Amount     (a)   b) Shared     (c)       Instr.  ---------------------
                                                                        sole  as Defined   Shared        V.    (a) Sole   (b)   (c)
                                                                               in Instr. V.  Other                      Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.          com     750236101     7,476,417     203,995     X                                   203,995
SBC Communications Inc     com     78387G103    10,110,442     395,712    X                                    395,712
SEI Investments Co         com     784117103       266,317       8,325    X                                      8,325
SLM Corporation            com     78442P106       720,219      18,387    X                                     18,387
Sara Lee Corp.             com     803111103       421,344      22,400    X                                     22,400
Schlumberger Ltd.          com     806857108     1,350,988      28,400    X                                     28,400
Selectica Inc              com     816288104       104,610      33,000    X                                     33,000
J M. Smucker Co.         com new   832696405       255,456       6,404    X                                      6,404
Sprint Corp              com FON
                           Grp     852061100       737,280      51,200    X                                     51,200
Staples Inc                com     855030102     1,556,410      84,818    X                                     84,818
Stifel Financial Corp      com     860630102    12,298,933   1,019,812           X                         1             1,019,812
ST Microelectronics NV     NY
                        registry   861012102     1,197,504      57,600    X                                     57,600
Sun MicroSystems           com     866810104       229,710      49,400    X                                     49,400
Sungard Data Systems       com     867363103     1,589,579      61,350    X                                     61,350
Suntrust Bank              com     867914103       249,228       4,200    X                                      4,200
Synovus Financial Corp     com     87161C105       255,850      11,900    X                                     11,900
3M Company                 com     88579Y101     1,087,947       8,435    X                                      8,435
Tyco International
  Ltd New                  com     902124106    13,430,779     707,628    X                                    707,628
US Bancorp. Del          com new   902973304    19,269,569     786,513    X                                    786,513
US Bancorp. Del          com new   902973304   353,449,128  14,426,495           X                         1             4,426,495
Union Pacific Corp         com     907818108    16,282,733     280,640    X                                    280,640
UnionBancorp Inc           com     908908106       666,000      33,300    X                                     33,300
United Parcel Service      com     911312106       253,845       3,985    X                                      3,985
Valero Energy Corp         com     91913Y100       566,748      15,600    X                                     15,600
Vectren Corp               com     92240G101       225,425       8,999    X                                      8,999
Veritas Software Co        com     923436109     1,684,529      58,450    X                                     58,450
Verizon Communications     com     92343V104    14,900,660     377,710    X                                    377,710
Viacom Inc.                CL A    925524100     2,140,208      48,975    X                                     48,975
Wachovia Corp. 2nd New     com     929903102       383,616       9,600    X                                      9,600
Wal-Mart Stores Inc        com     931142103     5,060,920      94,297    X                                     94,297
                                               -----------  ----------                                    -- ---------  ----------
COLUMN TOTALS:                                 472,659,468  19,071,855                                     2 3,625,548  15,446,307
                                               -----------  ----------                                    -- ---------  ----------
Washington Mutual Inc.     com     939322103       355,180       8,600    X                                      8,600
Wellpoint Health Network
  New                      com     94973H108    15,946,104     189,159    X                                    189,159
Whole Foods Market Inc     com     966837106     1,087,249      22,875    X                                     22,875
Wyeth                      com     983024100       655,920      14,400    X                                     14,400
Zimmer Holdings            com     98956P102     1,285,277      28,530    X                                     28,530
                                               -----------  ----------                                       ---------  ----------
COLUMN TOTALS:                                  19,329,729     263,564                                         263,564          -
                                               -----------  ----------                                       ---------  ----------

Page 6 of 6     FORM 13F        NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.                     6/30/2003
                                                  Item 4:      Item 5:            Item 6:              Item 7:          Item 8:
          Item 1:        Item 2:    Item 3:        Fair       Shares or    Investment Discretion      Managers     Voting Authority
      Name of Issuer    Title of     CUSIP        Market     Principal   -------------------------      See             Shares
                         Class     Number        Value        Amount     (a)   b) Shared     (c)       Instr.  ---------------------
                                                                        sole  as Defined   Shared        V.    (a) Sole   (b)   (c)
                                                                               in Instr. V.  Other                      Shared None
-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                 3,104,997,715  92,991,072                                    12 31,930,035 61,061,037
                                             =============  ==========                                    == ========== ==========